Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The following table presents the net deferred tax assets as of March 31, 2020 and 2019:

	2020	2019
Net operating loss carryforwards:
Federal	$(3,467,533)	$(3,801,404)
State	(1,618,182)	(1,773,989)
Total net operating loss carryforwards	(5,085,714)	(5,575,393)
Total deferred tax assets	(5,085,714)	(5,575,393)
Valuation allowance	5,085,714	5,575,393
Net deferred tax assets	$–	$–

Schedule of Provision for Income Taxes

A reconciliation of the expected tax computed at the U.S. statutory federal income tax rate and current Minnesota tax rate to the total benefit for income taxes at March 31, 2020 and 2019 is as follows:

	2020	2019
Expected federal tax at 21%	$(5,085,714)	(5,575,393)
Valuation allowance	5,085,714	5,575,393
Provision for income taxes	$–	$–